Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	$ 0	$ 738,662
Collectively Evaluated For Impairment	9,225,574	8,433,055
Total	9,225,574	9,171,717
Financing Receivable, Individually Evaluated for Impairment	3,229,883	9,364,125
Financing Receivable, Collectively Evaluated for Impairment	465,290,528	435,555,970
Total	468,520,411	444,920,095
Residential Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,390,594	1,191,443
Total	1,390,594	1,191,443
Financing Receivable, Individually Evaluated for Impairment	1,086,433	1,700,861
Financing Receivable, Collectively Evaluated for Impairment	85,317,871	82,264,555
Total	86,404,304	83,965,416
Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	73,662
Collectively Evaluated For Impairment	1,210,849	1,129,931
Total	1,210,849	1,203,593
Financing Receivable, Individually Evaluated for Impairment	184,402	1,060,043
Financing Receivable, Collectively Evaluated for Impairment	56,146,611	55,847,512
Total	56,331,013	56,907,555
Commercial Business
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	544,764	923,600
Total	544,764	923,600
Financing Receivable, Individually Evaluated for Impairment	64,406	77,206
Financing Receivable, Collectively Evaluated for Impairment	22,169,783	28,009,480
Total	22,234,189	28,086,686
Commercial Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	665,000
Collectively Evaluated For Impairment	6,079,367	5,188,081
Total	6,079,367	5,853,081
Financing Receivable, Individually Evaluated for Impairment	1,894,642	6,526,015
Financing Receivable, Collectively Evaluated for Impairment	301,656,263	269,434,423
Total	$ 303,550,905	$ 275,960,438